Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	At December 31,
	2017	2016	2015
Cash to be deposited	1,483	1,313	1,344
Cash at banks	189,283	146,726	170,675
Time deposits	29,003	63,244	11,782
Other cash equivalents	1,832	1,705	438
	221,601	212,988	184,239

Schedule for components of cash and cash equivalents if different from statement of financial position
	At December 31,
	2017	2016	2015
Cash and cash equivalents	221,601	212,988	184,239
Restricted cash (*)	-	(30,872)	(30,346)
Bank overdraft	-	-	(4)
	221,601	182,116	153,889

(*) Restricted cash balances excluded from cash and cash equivalents relate to guarantees of AA2000 (see Note 21).